Legal Information - Additional Information (Detail) $ / shares in Units, shares in Thousands		12 Months Ended
		Dec. 31, 2021 ARS ($) Facility Plant Vote $ / shares shares	Dec. 31, 2020 ARS ($) shares	Dec. 31, 2019	Dec. 31, 1993
Disclosure of general information about financial statements [line items]
Fiscal year		97 years
Number of factories | Facility		8
Number of plants | Plant		10
Name of ultimate parent company		InterCement Trading e Inversiones S.A.
Capital | $		$ 59,602,649	$ 59,603,000
Number of common shares issued | shares		596,026	596,026
Par value per share | $ / shares		$ 0.10
Number of votes per share | Vote		1
Proportion of ownership interest in subsidiary		16.00%
Percentage of voting interest transferred by the latter to the workers through a trust		4.00%
Ferrosur Roca S.A. [member]
Disclosure of general information about financial statements [line items]
Concession period					30 years
Proportion of ownership interest in subsidiary	[1]	80.00%	80.00%	80.00%
Cofesur S.A.U Member [Member]
Disclosure of general information about financial statements [line items]
Proportion of ownership interest in subsidiary		80.00%
InterCement Trading e Inversiones S.A. [member]
Disclosure of general information about financial statements [line items]
Percentage of ownership held by parent company		51.0437%

[1]	Directly controlled by Cofesur S.A.U.